Accounts Receivables - Schedule of Aging of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Accounts receivable	R$ 997,893	R$ 875,382
Not past due
Disclosure of financial assets [line items]
Accounts receivable	920,797	743,715
Not past due | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable	562,539	476,378
Not past due | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable	101,699	69,729
Not past due | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable	56,001	46,007
Not past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	110,207	86,215
Not past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	90,351	65,386
Past due
Disclosure of financial assets [line items]
Accounts receivable	77,096	131,667
Past due | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable	25,872	104,377
Past due | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable	20,178	8,371
Past due | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable	13,235	4,228
Past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	3,589	5,077
Past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	5,388	6,178
Past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 8,834	R$ 3,436